Share capital, tabular (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 12, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Number of common shares
Normal course issuer bid purchase of common shares (in shares)		(720,440)	(911,646)
Issuance of shares upon exercise of warrants (in shares)	1,800,000
Balance at ending (in shares)		201,928,136	201,928,136
Share Capital
Normal course issuer bid purchase of common shares		$ (10,505)	$ (13,075)	$ (331)
Issuance of shares upon exercise of warrants			16,398
Exercise of stock options			$ 493
Number of warrants exercised	1,800,000
Exercise price	$ 9.11
Issued capital
Number of common shares
Balance at beginning (in shares)			155,685,593	156,036,737	156,036,737
Normal course issuer bid purchase of common shares (in shares)			(911,646)	(26,808)	(351,144)
Issuance of shares pursuant to the Maverix acquisition (in shares)			45,097,390
Exercise of stock options (in shares)			256,799
Issuance of shares upon exercise of warrants (in shares)			1,800,000
Normal course issuer bid purchase of common shares and ASPP (in shares)			(911,646)
Balance at ending (in shares)		201,928,136	201,928,136	156,009,929	155,685,593
Share Capital
Balance at beginning			$ 1,250,194	$ 1,253,013	$ 1,253,013
Normal course issuer bid purchase of common shares			(7,312)	$ (215)	(2,819)
Issuance of shares pursuant to the Maverix acquisition			491,111
Issuance of shares upon exercise of warrants			24,336
Exercise of stock options			493
Normal course issuer bid purchase of common shares and ASPP			(7,312)
Balance at ending		$ 1,758,822	$ 1,758,822		$ 1,250,194